Equity-Based Compensation Stock Option Rollforward Table (Details) - Orbitz $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Common shares issed upon exercise of stock options	(88,885)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,227,719
Common shares issed upon exercise of stock options	(88,885)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period	(7,143)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	1,131,691
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 4.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price | $ / shares	5.25
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price | $ / shares	6.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 4.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	1,131,691
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price | $ / shares	$ 4.80
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value | $	$ 3,888
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	1 year 8 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value | $	$ 3,888